Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 3. Fair Value Measurement

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	December 31, 2017
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$90	$-	$90
Foreign exchange forward contracts designated as hedging instruments	263	-	263

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(921)	-	(921)
	$(568)	$-	$(568)

	December 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$1,440	$-	$1,440
Foreign exchange forward contracts designated as hedging instruments	37	-	37

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(48)	-	(48)
Foreign exchange forward contracts designated as hedging instruments	(61)	-	(61)
Obligations in connection with acquisitions	-	(2,619)	(2,619)
	$1,368	$(2,619)	$(1,251)

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, current and non-current receivables, net investment in sales-type leases, bank loan, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.

The following table is a reconciliation of the change for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	2017	2016
	(U.S. $ in thousands)
Fair value as of January 1,	$2,619	$6,991
Settlements	(3,997)	(3,500)
Change in fair value recognized in earnings	1,378	(872)
Fair value as of December 31,	$-	$2,619

The Company’s obligations in connection with acquisitions were estimated utilizing Level 3 inputs, were related to the deferred payments for the Company’s acquisition of Solid Concepts Inc. (the “Solid Concepts transaction”). As part of the Solid Concepts transaction, which was completed in July 2014, the Company was obligated to pay additional deferred payments in three separate annual installments after the Solid Concepts transaction date (“deferred payments”). Subject to certain requirements for cash payments, the Company retained the discretion to settle the deferred payments in its shares, cash or any combination of the two. The deferred payments were also subject to certain adjustments based on the Company’s share price. During the third quarter of 2017, the Company issued 149,327 ordinary shares valued at $3.5 million and paid cash of $0.5 million to settle the final, third annual installment of the deferred payments. During the third quarter of 2016, the Company issued 152,633 ordinary shares valued at $3.1 million and paid cash of $0.4 million to settle the second annual installment of the deferred payments. During the third quarter of 2015, the Company issued 118,789 ordinary shares valued at $4.1 million and paid cash of $0.9 million to settle the first annual installment of the deferred payments.

The deferred payments were classified as liabilities and were measured at fair value in the Company’s consolidated balance sheets. The fair value of the deferred payments was determined based on the closing market price of the Company’s ordinary shares on the Solid Concepts transaction date, adjusted to reflect a discount for lack of marketability for the applicable periods. The discount for lack of marketability was calculated based on the historical volatility of the Company’s share price and thus represents a Level 3 measurement within the fair value hierarchy. The fair-value revaluations of the deferred payments are presented under change in fair value of obligations in connection with acquisitions in the Company’s consolidated statements of operations and comprehensive loss. During the years ended December 31, 2016 and 2015, the Company recorded a gain of $0.9 million and $23.7 million, respectively due to the fair-value revaluation of the deferred payments which included approximately unrealized gains of $0.7 million and $17.5 million, respectively, and realized gains of $0.1 million and $6.2 million, respectively.